INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Components of income tax expense:
Current tax expense	$ 809	$ 906	$ 836
Deferred tax expense	172	118	431
Total income tax expense	$ 981	$ 1,024	$ 1,267